Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-16465
Entity Registrant Name	Retractable Technologies, Inc.
Entity Central Index Key	0000946563
Entity Tax Identification Number	75-2599762
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	511 Lobo Lane
Entity Address, City or Town	Little Elm
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75068-5295
City Area Code	972
Local Phone Number	294-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RVP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false